Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	Homestead Funds, Inc.
CIK	dei_EntityCentralIndexKey	0000865733
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Daily Income Fund | Daily Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDIXX
Short-Term Government Securities Fund | Short-Term Government Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOSGX
Short-Term Bond Fund | Short-Term Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOSBX
Stock Index Fund | Stock Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSTIX
Value Fund | Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOVLX
Growth Fund | Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNASX
International Equity Fund | International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISIX
Small-Company Stock Fund | Small-Company Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCSX